Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Bermuda - 1.2%
Capital Markets - 0.8%
Invesco, Ltd.	41,906	$747,602
Lazard, Inc. - Class A	20,977	730,000
		1,477,602
Insurance - 0.4%
White Mountains Insurance Group, Ltd.	480	722,405
Total Bermuda		2,200,007

Canada - 0.3%
Food Products - 0.3%
SunOpta, Inc.(a)	86,230	471,678

Guernsey - 0.3%
IT Services - 0.3%
Amdocs, Ltd.	6,947	610,572

Ireland - 0.4%
Health Care Equipment & Supplies - 0.4%
STERIS PLC	3,473	763,539

Singapore - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Flex, Ltd.(a)	28,715	874,659

United States - 96.7%(b)
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. - Class B	3,479	547,003
		$–
Automobile Components - 0.3%
QuantumScape Corp.(a)(c)	80,775	561,386
		$–
Automobiles - 0.4%
Tesla, Inc.(a)	3,185	791,409
		$–
Banks - 2.7%
Amalgamated Financial Corp.	37,795	1,018,196
Associated Banc-Corp.	37,568	803,580
Bank of Hawaii Corp.(c)	13,015	943,067
Capitol Federal Financial, Inc.(c)	101,317	653,495
Fulton Financial Corp.(c)	48,697	801,553
WaFd, Inc.	22,309	735,305
		4,955,196
Biotechnology - 2.0%
Agios Pharmaceuticals, Inc.(a)	28,765	640,597
Alnylam Pharmaceuticals, Inc.(a)	3,298	631,270
Ionis Pharmaceuticals, Inc.(a)(c)	18,487	935,257
Myriad Genetics, Inc.(a)	28,443	544,399
Vertex Pharmaceuticals, Inc.(a)	2,097	853,248
		3,604,771
Broadline Retail - 0.4%
eBay, Inc.	15,068	657,266
		$–
Building Products - 2.1%
A.O. Smith Corp.	9,644	795,051
AAON, Inc.	10,277	759,162
Advanced Drainage Systems, Inc.	7,866	1,106,274
Lennox International, Inc.(c)	2,641	1,181,901
		3,842,388
Capital Markets - 5.5%
Affiliated Managers Group, Inc.	4,640	702,589
Ares Management Corp. - Class A	8,037	955,760
Cboe Global Markets, Inc.	4,958	885,300
Charles Schwab Corp.	12,736	876,237
CME Group, Inc.	3,490	734,994
FactSet Research Systems, Inc.	1,600	763,280
Franklin Resources, Inc.	24,937	742,873
Intercontinental Exchange, Inc.	6,385	820,026
MarketAxess Holdings, Inc.	1,699	497,552
Morningstar, Inc.	3,263	934,001
Nasdaq, Inc.	12,193	708,901
Northern Trust Corp.	7,632	643,988
S&P Global, Inc.	1,926	848,442
		10,113,943
Chemicals - 1.1%
Cabot Corp.	8,722	728,287
Ecolab, Inc.	4,016	796,573
Livent Corp.(a)(c)	30,421	546,970
		2,071,830
Commercial Services & Supplies - 1.8%
Brink's Co.	9,959	875,894
Cintas Corp.	1,436	865,420
Copart, Inc.(a)	17,570	860,930
Pitney Bowes, Inc.(c)	174,962	769,833
		3,372,077
Communications Equipment - 1.9%
Arista Networks, Inc.(a)	3,936	926,967
Cisco Systems, Inc.	12,771	645,191
F5 Networks, Inc.(a)	4,535	811,674
Juniper Networks, Inc.	19,473	574,064
Viavi Solutions, Inc.(a)	61,010	614,371
		3,572,267
Construction & Engineering - 0.2%
Ameresco, Inc. - Class A(a)(c)	13,424	425,138
		$–
Consumer Finance - 1.3%
Ally Financial, Inc.	26,550	927,126
American Express Co.	4,027	754,418
Discover Financial Services	6,793	763,533
		2,445,077
Consumer Staples Distribution & Retail - 1.0%
Grocery Outlet Holding Corp.(a)	23,381	630,352
Kroger Co.	13,551	619,416
PriceSmart, Inc.	9,282	703,390
		1,953,158
Containers & Packaging - 0.4%
Packaging Corp. of America	4,838	788,159
		$–
Distributors - 0.6%
Genuine Parts Co.	4,000	554,000
LKQ Corp.	11,777	562,823
		1,116,823
Diversified Consumer Services - 0.8%
Graham Holdings Co. - Class B	1,116	777,316
Service Corp International	9,695	663,623
		1,440,939
Diversified Telecommunication Services - 1.0%
ATN International, Inc.	16,288	634,743
EchoStar Corp. - Class A(a)(c)	36,126	598,608
Verizon Communications, Inc.	17,457	658,129
		1,891,480
Electrical Equipment - 2.9%
Array Technologies, Inc.(a)	30,198	507,326
Babcock & Wilcox Enterprises, Inc.(a)	109,033	159,188
Beam Global(a)(c)	41,530	294,448
Blink Charging Co.(a)(c)	76,386	258,949
Bloom Energy Corp. - Class A(a)(c)	33,153	490,664
ChargePoint Holdings, Inc.(a)(c)	63,108	147,673
FuelCell Energy, Inc.(a)(c)	231,838	370,941
Hubbell, Inc.	2,737	900,281
Plug Power, Inc.(a)(c)	56,377	253,697
Shoals Technologies Group, Inc. - Class A(a)(c)	28,992	450,536
Stem, Inc.(a)(c)	116,532	452,144
SunPower Corp.(a)(c)	47,741	230,589
Sunrun, Inc.(a)(c)	32,791	643,687
TPI Composites, Inc.(a)(c)	50,631	209,612
		5,369,735
Electronic Equipment, Instruments & Components - 3.9%
Arrow Electronics, Inc.(a)	5,291	646,825
Avnet, Inc.	14,810	746,424
Badger Meter, Inc.	5,443	840,235
Belden, Inc.	7,624	588,954
Corning, Inc.	19,088	581,230
Itron, Inc.(a)	11,916	899,776
OSI Systems, Inc.(a)	6,455	833,018
Trimble, Inc.(a)(c)	12,605	670,586
Vishay Intertechnology, Inc.	29,450	705,917
Zebra Technologies Corp.(a)(c)	2,078	567,980
		7,080,945
Entertainment - 1.7%
Atlanta Braves Holdings, Inc.(a)	256	10,132
Electronic Arts, Inc.	5,503	752,865
Liberty Media Corp.-Liberty Formula One(a)	8,830	557,438
Liberty Media Corp.-Liberty Live(a)	378	14,133
Netflix, Inc.(a)	1,913	931,402
Take-Two Interactive Software, Inc.(a)	5,538	891,342
		3,157,312
Financial Services - 1.6%
Fiserv, Inc.(a)	5,846	776,583
MasterCard, Inc. - Class A	1,822	777,101
PayPal Holdings, Inc.(a)	8,701	534,328
Visa, Inc. - Class A	2,943	766,210
		2,854,222
Food Products - 0.4%
Ingredion, Inc.	6,562	712,174
		$–
Ground Transportation - 1.2%
JB Hunt Transport Services, Inc.	3,784	755,816
Landstar System, Inc.	3,700	716,505
Old Dominion Freight Line, Inc.(c)	1,943	787,556
		2,259,877
Health Care Equipment & Supplies - 3.7%
Align Technology, Inc.(a)	1,977	541,698
Avanos Medical, Inc.(a)	22,217	498,327
Baxter International, Inc.(c)	16,515	638,470
Becton Dickinson & Co.	2,690	655,903
DENTSPLY SIRONA, Inc.	16,912	601,898
DexCom, Inc.(a)(c)	5,687	705,700
Edwards Lifesciences Corp.(a)	7,987	609,009
Hologic, Inc.(a)	8,188	585,033
IDEXX Laboratories, Inc.(a)	1,321	733,220
ResMed, Inc.(c)	3,034	521,909
Teleflex, Inc.	2,617	652,523
		6,743,690
Health Care Providers & Services - 1.7%
AMN Healthcare Services, Inc.(a)(c)	7,965	596,419
Humana, Inc.	1,365	624,911
Patterson Cos., Inc.	25,139	715,205
Pediatrix Medical Group, Inc.(a)	44,315	412,130
The Cigna Group	2,611	781,863
		3,130,528
Health Care REITs - 0.9%
Ventas, Inc.	15,459	770,477
Welltower, Inc.(c)	9,360	843,991
		1,614,468
Hotels, Restaurants & Leisure - 3.2%
Booking Holdings, Inc.(a)	249	883,258
Chipotle Mexican Grill, Inc.(a)	387	885,054
Darden Restaurants, Inc.	4,310	708,133
Expedia Group, Inc.(a)	6,810	1,033,689
Hilton Worldwide Holdings, Inc.	4,700	855,823
Hyatt Hotels Corp. - Class A(c)	5,927	772,940
Sabre Corp.(a)	154,018	677,679
		5,816,576
Household Durables - 2.2%
KB Home	16,571	1,035,025
Lennar Corp. - Class A	6,329	943,274
Tempur Sealy International, Inc.	16,827	857,672
Toll Brothers, Inc.	11,050	1,135,830
		3,971,801
Household Products - 1.5%
Church & Dwight Co., Inc.(c)	7,519	710,997
Energizer Holdings, Inc.(c)	19,347	612,913
Kimberly-Clark Corp.	5,006	608,279
Spectrum Brands Holdings, Inc.(c)	10,094	805,198
		2,737,387
Independent Power and Renewable Electricity Producers - 1.1%
Montauk Renewables, Inc.(a)	83,957	748,057
Ormat Technologies, Inc.(c)	7,821	592,754
Sunnova Energy International, Inc.(a)(c)	42,301	645,090
		1,985,901
Industrial REITs - 0.4%
Prologis, Inc.	5,369	715,688
		$–
Insurance - 6.9%
Allstate Corp.	6,057	847,859
Arthur J Gallagher & Co.(c)	3,472	780,783
CNA Financial Corp.	17,305	732,175
Erie Indemnity Co. - Class A(c)	2,872	961,891
Fidelity National Financial, Inc.(c)	19,306	984,993
First American Financial Corp.	12,068	777,662
Hanover Insurance Group, Inc.	5,215	633,205
Hartford Financial Services Group, Inc.	9,599	771,568
Marsh & McLennan Cos., Inc.	3,988	755,606
MBIA, Inc.	161,354	987,487
Old Republic International Corp.	26,922	791,507
Principal Financial Group, Inc.	9,038	711,019
Progressive Corp.	4,623	736,351
Prudential Financial, Inc.	8,224	852,911
Reinsurance Group of America, Inc.	5,035	814,562
Unum Group	16,977	767,700
		12,907,279
Interactive Media & Services - 0.4%
TripAdvisor, Inc.(a)	33,270	716,303
		$–
IT Services - 2.2%
Akamai Technologies, Inc.(a)	8,439	998,755
DXC Technology Co.(a)	25,850	591,190
Gartner, Inc.(a)	2,028	914,851
International Business Machines Corp.	5,170	845,554
VeriSign, Inc.(a)	3,127	644,037
		3,994,387
Leisure Products - 1.1%
Brunswick Corp.(c)	8,144	787,932
Hasbro, Inc.	12,645	645,654
Mattel, Inc.(a)	35,890	677,603
		2,111,189
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	4,789	665,815
Bio-Rad Laboratories, Inc. - Class A(a)	1,379	445,265
Bio-Techne Corp.	8,927	688,807
Illumina, Inc.(a)	2,841	395,581
IQVIA Holdings, Inc.(a)	3,322	768,644
Mettler-Toledo International, Inc.(a)	432	523,999
PerkinElmer, Inc.	4,964	542,615
Waters Corp.(a)	2,134	702,577
		4,733,303
Machinery - 1.0%
3D Systems Corp.(a)(c)	61,636	391,389
Deere & Co.(c)	1,608	642,991
Westinghouse Air Brake Technologies Corp.	6,560	832,464
		1,866,844
Media - 2.5%
DISH Network Corp. - Class A(a)	2,000	11,540
Interpublic Group of Cos., Inc.(c)	18,031	588,532
John Wiley & Sons, Inc. - Class A	17,287	548,689
New York Times Co. - Class A	17,059	835,720
Omnicom Group, Inc.	7,114	615,432
Paramount Global - Class B(c)	29,823	441,082
Sirius XM Holdings, Inc.(c)	168,422	921,269
TEGNA, Inc.	39,584	605,635
		4,567,899
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	23,694	653,481
		$–
Personal Care Products - 0.9%
Coty, Inc. - Class A(a)(c)	54,788	680,467
Edgewell Personal Care Co.(c)	15,706	575,311
Estee Lauder Cos., Inc.	2,705	395,606
		1,651,384
Pharmaceuticals - 0.6%
Merck & Co., Inc.	6,294	686,172
Pfizer, Inc.	16,598	477,856
		1,164,028
Professional Services - 1.8%
Broadridge Financial Solutions, Inc.	4,549	935,957
ManpowerGroup, Inc.	8,154	647,998
Verisk Analytics, Inc.	3,454	825,022
Willdan Group, Inc.(a)	42,301	909,472
		3,318,449
Residential REITs - 1.5%
AvalonBay Communities, Inc.(c)	3,983	745,698
Camden Property Trust	6,415	636,945
UDR, Inc.(c)	16,336	625,505
Veris Residential, Inc.	45,228	711,436
		2,719,584
Retail REITs - 0.4%
Regency Centers Corp.	11,002	737,134
		$–
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc.(a)	6,742	993,838
Amtech Systems, Inc.(a)	69,260	290,892
Analog Devices, Inc.	3,384	671,927
Applied Materials, Inc.	5,405	875,988
Enphase Energy, Inc.(a)	3,142	415,184
First Solar, Inc.(a)	3,038	523,387
Intel Corp.	20,380	1,024,095
Micron Technology, Inc.	10,977	936,777
NVIDIA Corp.	2,379	1,178,128
ON Semiconductor Corp.(a)(c)	8,026	670,412
Qorvo, Inc.(a)	6,505	732,528
Qualcomm, Inc.	5,251	759,452
Rambus, Inc.(a)	12,890	879,743
Teradyne, Inc.(c)	6,160	668,483
Universal Display Corp.	4,279	818,402
Veeco Instruments, Inc.(a)	31,270	970,308
		12,409,544
Software - 5.1%
Adobe Systems, Inc.(a)	1,715	1,023,168
Autodesk, Inc.(a)	3,174	772,806
Cadence Design System, Inc.(a)(c)	3,145	856,604
Dolby Laboratories, Inc. - Class A	7,791	671,428
Gen Digital, Inc.	39,051	891,144
Intuit, Inc.	1,486	928,795
Salesforce, Inc.(a)	3,307	870,204
ServiceNow, Inc.(a)	1,422	1,004,629
Splunk, Inc.(a)	6,891	1,049,843
Teradata Corp.(a)	16,404	713,738
Zoom Video Communications, Inc. - Class A(a)	8,948	643,451
		9,425,810
Specialized REITs - 2.8%
American Tower Corp.	3,292	710,677
Digital Realty Trust, Inc.	6,849	921,739
Equinix, Inc.	926	745,791
Gladstone Land Corp.(c)	40,440	584,358
Iron Mountain, Inc.	12,726	890,565
Public Storage, Inc.	2,229	679,845
SBA Communications Corp.	2,551	647,163
		5,180,138
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	5,513	336,458
Chico's FAS, Inc.(a)	120,134	910,616
EVgo, Inc.(a)(c)	84,819	303,652
Foot Locker, Inc.(c)	17,177	535,064
Lowe's Cos., Inc.	3,340	743,317
Penske Automotive Group, Inc.(c)	4,706	755,360
Ross Stores, Inc.	6,263	866,737
Tractor Supply Co.(c)	2,841	610,900
Williams-Sonoma, Inc.(c)	5,507	1,111,202
		6,173,306
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	4,018	773,586
HP, Inc.	22,879	688,429
Xerox Holdings Corp.(c)	43,923	805,108
		2,267,123
Textiles, Apparel & Luxury Goods - 1.6%
PVH Corp.	7,418	905,887
Ralph Lauren Corp.(c)	5,714	823,959
Tapestry, Inc.	15,578	573,426
VF Corp.(c)	29,578	556,066
		2,859,338
Trading Companies & Distributors - 1.3%
Herc Holdings, Inc.	5,868	873,687
MSC Industrial Direct Co., Inc. - Class A(c)	7,959	805,928
WESCO International, Inc.	4,296	746,988
		2,426,603
Water Utilities - 1.0%
American States Water Co.	7,510	603,954
American Water Works Co., Inc.	4,560	601,874
California Water Service Group	11,471	595,001
		1,800,829
Wireless Telecommunication Services - 1.0%
Telephone and Data Systems, Inc.	64,684	1,186,951
T-Mobile US, Inc.	4,576	733,670
		1,920,621
Total United States		177,905,190
TOTAL COMMON STOCKS (Cost $169,362,910)		182,825,645

SHORT-TERM INVESTMENTS - 19.1%
Investments Purchased with Proceeds from Securities Lending - 18.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(d)	34,136,456	34,136,456

Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.28%(d)	833,697	833,697
TOTAL SHORT-TERM INVESTMENTS (Cost $34,970,153)		34,970,153

TOTAL INVESTMENTS - 118.5% (Cost $204,333,063)		217,795,798
Liabilities in Excess of Other Assets - (18.5)%		(33,962,897)
TOTAL NET ASSETS - 100.0%		$183,832,901

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $32,864,330 which represented 17.9% of net assets.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.

 ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

Etho Climate Leadership U.S. ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$182,825,645	$–	$–	$182,825,645
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	34,136,456
Money Market Funds	833,697	–	–	833,697
Total Investments	$183,659,342	$–	$–	$217,795,798

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.